Information: Condensed Financial Statements of the Company - Schedule of Balance Sheets (Details) - Parent Company [Member]	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash	¥ 27,742	$ 3,967	¥ 215,770,215
Amounts due from subsidiaries and VIEs	374,863,600	53,604,782	43,130,675
Total current assets	374,891,342	53,608,749	258,900,890
Investment in equity securities	44,974,376	6,431,250
Total current assets	44,974,376	6,431,250
Total assets	419,865,718	60,039,999	258,900,890
Current liabilities:
Accrued liabilities and other current liabilities	31,223	4,465	31,932
Investment deficit in subsidiaries and VIEs	218,625,928	31,263,092	66,144,375
Amounts due to subsidiaries and VIEs	48,001,814	6,864,168	46,586,500
Total current liabilities	266,658,965	38,131,725	112,762,807
Total liabilities	266,658,965	38,131,725	112,762,807
Shareholders’ equity:
Additional paid-in capital	476,500,785	68,138,706	343,098,862
Statutory reserves	60,610,543	8,667,192	60,610,543
Accumulated other comprehensive income	6,547,327	936,255	12,294,900
Accumulated deficit	(391,851,008)	(56,033,949)	(269,947,314)
Total shareholders’ equity	153,206,753	21,908,274	146,138,083
Total liabilities and shareholders’ equity	419,865,718	60,039,999	258,900,890
Class A Ordinary Shares [Member]
Shareholders’ equity:
Ordinary shares value	1,368,598	195,707	50,584
Class B Ordinary Shares [Member]
Shareholders’ equity:
Ordinary shares value	¥ 30,508	$ 4,363	¥ 30,508